Shareholder Report, Line Graph (Details) - USD ($)																	1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended					7 Months Ended		8 Months Ended	9 Months Ended				11 Months Ended	12 Months Ended						13 Months Ended		14 Months Ended	15 Months Ended			17 Months Ended	18 Months Ended					19 Months Ended		20 Months Ended	21 Months Ended			23 Months Ended	24 Months Ended					25 Months Ended	26 Months Ended	27 Months Ended			29 Months Ended	30 Months Ended					31 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended				37 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended		43 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		49 Months Ended	50 Months Ended	51 Months Ended	54 Months Ended		55 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended		61 Months Ended	62 Months Ended	63 Months Ended	66 Months Ended		67 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended		73 Months Ended	74 Months Ended	75 Months Ended	78 Months Ended		79 Months Ended	81 Months Ended	84 Months Ended		85 Months Ended	90 Months Ended		91 Months Ended	96 Months Ended		102 Months Ended		108 Months Ended		114 Months Ended		120 Months Ended
	Jun. 25, 2025	Feb. 12, 2025	Mar. 20, 2024	Aug. 09, 2023	Aug. 02, 2023	Apr. 30, 2023	Apr. 26, 2023	Nov. 02, 2022	Oct. 31, 2022	Oct. 19, 2022	Nov. 17, 2021	Aug. 19, 2019	Jan. 22, 2019	Mar. 26, 2018	Nov. 03, 2015	Oct. 31, 2015	Apr. 30, 2024	Oct. 31, 2019	Apr. 30, 2025	Oct. 31, 2023	Oct. 31, 2023	Apr. 30, 2019	Oct. 31, 2025	Apr. 30, 2022	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2016	Apr. 30, 2016	Oct. 31, 2024	Oct. 31, 2018	Apr. 30, 2020	Oct. 31, 2025	Apr. 30, 2024	Apr. 30, 2024	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2025	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2016	Oct. 31, 2016	Apr. 30, 2025	Apr. 30, 2019	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2020	Apr. 30, 2023	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2017	Apr. 30, 2017	Oct. 31, 2025	Oct. 31, 2019	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2025	Oct. 31, 2020	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2017	Apr. 30, 2020	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2025	Apr. 30, 2021	Apr. 30, 2024	Oct. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2018	Apr. 30, 2018	Oct. 31, 2020	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2018	Apr. 30, 2021	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2019	Oct. 31, 2021	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2019	Apr. 30, 2022	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2020	Apr. 30, 2020	Oct. 31, 2022	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2020	Apr. 30, 2023	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2021	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2021	Apr. 30, 2024	Oct. 31, 2025	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Apr. 30, 2024	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2025	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000102880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust North American Energy Infrastructure Fund
Accumulated Value																$ 10,000													$ 10,165													$ 11,202													$ 11,644												$ 11,544										$ 10,877									$ 11,078					$ 12,404							$ 12,653					$ 10,622					$ 10,541					$ 13,112				$ 13,911						$ 15,048				$ 15,328		$ 15,855				$ 15,709		$ 17,896		$ 21,126		$ 22,744	$ 24,016
C000105232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Senior Loan Fund
Accumulated Value																10,000													10,186													10,443													10,644												10,802										10,970									11,129					11,399							11,505					10,996					11,609					12,282				12,491						12,468				12,198		12,781				13,334		14,045		14,591		14,956	15,555
C000121641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Tactical High Yield ETF
Accumulated Value																10,000													10,126													10,490													10,927												11,202										11,205									11,381					11,998							12,280					11,677					12,639					13,420				13,556						12,804				11,994		12,481				12,415		13,486		14,265		14,546	15,344
C000142755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Enhanced Short Maturity ETF
Accumulated Value																10,000													10,034													10,093													10,161												10,243										10,325									10,440					10,576							10,719					10,732					10,863					10,884				10,887						10,836				10,895		11,156				11,410		11,719		12,060		12,345	12,626
C000144296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust High Income Strategic Focus ETF
Accumulated Value																10,000													10,447													10,867													11,286												11,453										11,351									11,314					12,112							12,514					11,166					11,615					13,178				13,511						12,787				12,108		12,681				12,171		12,795		13,477		13,783	14,423
C000144500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Low Duration Opportunities ETF
Accumulated Value																10,000													10,350													10,748													10,794												10,878										10,898									10,970					11,228							11,505					11,569					11,677					11,720				11,674						11,398				11,095		11,551				11,461		11,935		12,445		12,846	13,326
C000159952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust SSI Strategic Convertible Securities ETF
Accumulated Value															$ 10,000													$ 9,807															$ 10,268											$ 11,190												$ 12,044												$ 12,204							$ 12,220							$ 13,371					$ 13,651					$ 13,918					$ 17,623					$ 22,915						$ 23,393				$ 19,662				$ 18,069				$ 17,812		$ 16,971		$ 18,997		$ 20,773		$ 20,738			$ 26,397
C000207230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Long Duration Opportunities ETF
Accumulated Value													$ 10,000									$ 10,425														$ 11,408													$ 12,436												$ 12,259											$ 11,760									$ 12,133								$ 10,797						$ 9,540						$ 10,322					$ 8,970					$ 9,494					$ 10,194					$ 10,540				$ 10,961
C000213865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust EIP Power Solutions ETF
Accumulated Value												$ 10,000						$ 10,304														$ 9,817														$ 10,890												$ 12,155											$ 12,577											$ 13,177								$ 13,283						$ 13,551						$ 12,201					$ 13,392					$ 16,182					$ 17,218					$ 18,825
C000225182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Accumulated Value														$ 10,000																	$ 10,285														$ 11,264												$ 11,929											$ 10,550											$ 11,814								$ 15,088						$ 15,847						$ 15,601					$ 15,130					$ 16,095					$ 15,061					$ 16,989					$ 18,194				$ 17,528			$ 18,265
C000229146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Limited Duration Investment Grade Corporate ETF
Accumulated Value											$ 10,000													$ 9,554													$ 9,372													$ 9,787												$ 9,715											$ 10,108									$ 10,548								$ 10,845						$ 11,194
C000237940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest Rising Dividend Achievers Target Income ETF
Accumulated Value									$ 10,718	$ 10,000																	$ 11,343														$ 11,148												$ 13,326												$ 14,723										$ 14,428								$ 16,821
C000238479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Energy Income Partners Strategy ETF
Accumulated Value								$ 10,000																		$ 10,473														$ 10,871												$ 12,287												$ 13,136												$ 13,285								$ 14,573
C000241798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest DJIA® Dogs 10 Target Income ETF
Accumulated Value						$ 10,256	$ 10,000																		$ 9,981														$ 11,148												$ 11,620												$ 11,923											$ 12,756
C000243637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Intermediate Government Opportunities ETF
Accumulated Value					$ 10,000															$ 9,534															$ 10,056													$ 10,632												$ 10,980										$ 11,414
C000243955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						First Trust Intermediate Duration Investment Grade Corporate ETF
Accumulated Value					10,000															9,609															10,305													10,937												11,169										11,715
C000243959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest SMID Rising Dividend Achievers Target Income ETF
Accumulated Value				$ 10,000																	$ 9,044													$ 11,022													$ 12,193												$ 11,206												$ 12,825
C000243963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest Technology Dividend Target Income ETF
Accumulated Value				10,000																	9,555													11,600													13,541												12,907												17,583
C000248088 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest Dow Jones Internet & Target Income ETF
Accumulated Value			$ 10,000														$ 9,520													$ 10,533														$ 11,149												$ 13,402
C000256813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest High Yield & Target Income ETF
Accumulated Value		$ 10,000																	$ 9,819														$ 10,574
C000256815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest Investment Grade & Target Income ETF
Accumulated Value		10,000																	10,148														10,662
C000256817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest 20+ Year Treasury & Target Income ETF
Accumulated Value		10,000																	10,216														10,534
C000257988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						FT Vest Growth Strength & Target Income ETF
Accumulated Value	$ 10,000																						$ 10,570
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500® Index
Accumulated Value	10,000		10,000	10,000		10,281	10,000		10,482	10,000		10,000		10,000		10,000	9,648	10,424			9,421		11,272		10,424		11,387		10,043	11,007	10,313	10,095		11,398					12,611		11,545	10,451		10,816	11,320	11,436	13,002				14,387		13,967		11,843	13,368	11,791	14,736	12,776				14,136		15,934		12,921	11,418	16,343		15,792			17,473	15,657		13,415		12,935	14,768			19,352			13,871	16,667	13,956			15,225		18,485	15,161				15,858	16,701	15,372			15,357	15,785	18,597			17,398	17,148	21,216			22,417	17,386	20,847		24,863		21,034	25,767			22,464	23,996			21,228	23,578	23,060		29,143		23,381		28,286		32,269		31,708	39,196
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Aggregate Bond Index
Accumulated Value		10,000			10,000						10,000		10,000			10,000			10,298	9,614		10,270		9,080					10,282				10,658		10,092	10,856	8,457					10,437						10,628	11,383	9,041					10,367					10,901	11,528	8,487					10,531			11,282		11,353	8,909				10,334				11,473	9,382				10,315			10,387	9,623	10,881				9,674	9,960		11,502			10,343		12,061			9,709		12,214			10,191		12,029			10,732	12,156				11,008		11,005		11,394		10,250		10,958				10,287		10,798		11,371		11,663	12,071
Bloomberg US Aggregate Bond C000121641 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																							12,060					12,213					12,028				12,155						11,004				10,249		10,957				10,285		10,796		11,369		11,661
Bloomberg US Aggregate Bond C000142755 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																																					10,286		10,797		11,370		11,662
Bloomberg US Aggregate Bond C000144296 Index [Member]
Account Value [Line Items]
Accumulated Value																													10,283													10,438													10,368												10,532										10,335
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Russell 3000® Index
Accumulated Value				10,000												10,000					9,355								10,006					11,328								10,424					12,897								11,866				12,620								12,924				15,581						13,414									13,776					15,114							15,634					14,957					17,221					22,573				24,781						21,869				20,688		22,198				22,420		27,148		30,908		30,243	37,343
Bloomberg US Aggregate Bond C000144500 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																											10,880							11,501															12,027				12,153						11,002				10,247		10,955				10,283		10,793		11,366		11,658
Bloomberg US Aggregate Bond C000159952 Index [Member]
Account Value [Line Items]
Accumulated Value															10,000													10,309															10,464											10,394												10,558												10,360							10,341							10,908					11,531					12,091					12,245					12,059						12,186				11,032				10,275				10,985		10,311		10,825		11,400		11,693			12,102
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI World Index
Accumulated Value								10,000																		11,441														11,260												13,545												15,052												15,191								18,366
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Blended Benchmark
Accumulated Value																10,000													10,408													10,870													11,733												11,543										11,284									11,746					12,659							12,697					10,392					10,375					14,029				15,106						16,750				17,532		18,151				18,147		21,081		23,699		24,801	26,689
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Morningstar® LSTA® US Leveraged Loan Index
Accumulated Value																10,000													10,158													10,654													10,975												11,194										11,461									11,701					11,947							12,014					11,156					12,219					12,953				13,253						13,333				13,019		13,793				14,571		15,452		16,109		16,404	17,112
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA US High Yield Constrained Index
Accumulated Value																10,000													10,225													11,018													11,620												12,026										11,998									12,130					12,803							13,140					12,130					13,462					14,556				14,907						13,832				13,201		13,972				13,968		15,220		16,272		16,544	17,575
ICE BofA 0 1 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA 0-1 Year U.S. Treasury Index
Accumulated Value																10,000													10,025													10,053													10,076												10,127										10,186									10,290					10,428							10,573					10,711					10,718					10,728				10,730						10,699				10,723		10,958				11,224		11,516		11,839		12,104	12,363
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Blended Index
Accumulated Value																10,000													10,269													10,614													10,735												10,966										10,815									10,837					11,438							11,986					12,117					12,617					12,781				12,968						11,828				11,104		11,837				11,324		12,022		12,718		13,011	13,575
ICE BofA 1 5 Year US Treasury And Agency Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA 1-5 Year US Treasury & Agency Index
Accumulated Value																$ 10,000													$ 10,110													$ 10,154													$ 10,133												$ 10,161										$ 10,060									$ 10,126					$ 10,428							$ 10,713					$ 11,130					$ 11,153					$ 11,130				$ 11,072						$ 10,609				$ 10,350		$ 10,701				$ 10,604		$ 10,837		$ 11,259		$ 11,633	$ 11,854
ICE BofA US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA US Convertible Index
Accumulated Value															$ 10,000													$ 9,612															$ 10,237											$ 11,314												$ 12,094												$ 12,349							$ 12,538							$ 13,703					$ 14,099					$ 14,302					$ 18,061					$ 22,997						$ 24,012				$ 20,366				$ 19,148				$ 19,272		$ 19,057		$ 21,005		$ 23,052		$ 23,437			$ 28,197
ICE BofA 5 Plus Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA 5+ Year US Treasury Index
Accumulated Value													$ 10,000									$ 10,273														$ 11,321													$ 12,839												$ 12,536											$ 11,593									$ 11,951								$ 10,448						$ 9,245						$ 10,082					$ 8,816					$ 9,289					$ 9,844					$ 10,025				$ 10,332
PHLX Utility Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						PHLX Utility Sector Index
Accumulated Value												$ 10,000						$ 10,489														$ 9,585														$ 10,771												$ 11,677											$ 11,968											$ 12,811								$ 12,155						$ 12,710						$ 11,061					$ 12,664					$ 15,287					$ 15,241					$ 17,208
Cboe S And P 500 Dividend Aristocrats Target Income Index Monthly Series [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series
Accumulated Value														10,000																	10,331														11,355												12,076											10,720											12,042								15,446						16,285						16,096					15,661					16,721					15,718					17,788					19,108				18,437			19,246
S And P 500 Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500® Dividend Aristocrats Index
Accumulated Value														$ 10,000																	$ 10,349														$ 11,449												$ 12,181											$ 10,856											$ 12,225								$ 15,754						$ 16,622						$ 16,436					$ 15,992					$ 17,088					$ 15,882					$ 18,194					$ 19,720				$ 18,949			$ 19,848
Bloomberg US Corporate Bond 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Corporate Bond 1-5 Year Index
Accumulated Value											$ 10,000													$ 9,491													$ 9,228													$ 9,663												$ 9,617											$ 10,016									$ 10,466								$ 10,797						$ 11,134
Nasdaq US Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Nasdaq US Rising Dividend AchieversTM Index
Accumulated Value									$ 10,746	$ 10,000																	$ 11,369														$ 11,212												$ 13,698												$ 15,329										$ 15,011								$ 17,813
S And P Global 1200 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P Global 1200 Energy Index
Accumulated Value								$ 10,000																		$ 10,172														$ 10,465												$ 11,654												$ 11,182												$ 10,548								$ 12,057
Dow Jones Industrial Average C000241798 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Dow Jones Industrial Average®
Accumulated Value						$ 10,239	$ 10,000																		$ 10,033														$ 11,596												$ 12,927												$ 12,695											$ 14,975
ICE US Treasury Agency And MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE US Treasury, Agency & MBS Index
Accumulated Value					10,000															9,605															10,003													10,520												10,812										11,132
Bloomberg US Credit Corp 5 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Credit Corp 5-10 Year Index
Accumulated Value					$ 10,000															$ 9,605															$ 10,329													$ 10,976												$ 11,282										$ 11,876
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index
Accumulated Value				10,000																	8,979													11,089													12,355												11,283												13,071
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Russell 2000® Index
Accumulated Value				10,000																	8,640													10,339													11,584												10,429												13,254
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Nasdaq-100 Index®
Accumulated Value				10,000																	9,561													11,621													13,307												13,141												17,426
Nasdaq Technology DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Nasdaq Technology DividendTM Index
Accumulated Value				$ 10,000																	$ 9,501													$ 11,762													$ 13,880												$ 13,221												$ 18,316
Dow Jones Internet Composite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Dow Jones Internet Composite IndexSM
Accumulated Value			$ 10,000														$ 9,473													$ 10,689														$ 11,297												$ 13,892
iBoxx Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						iBoxx® Liquid High Yield Index
Accumulated Value		10,000																	9,998														10,615
iBoxx Liquid Investment [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						iBoxx® Liquid Investment
Accumulated Value		10,000																	10,198														10,755
ICE U S Treasury 20 Plus Years Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE U.S. Treasury 20+ Years Bond Index
Accumulated Value		$ 10,000																	$ 10,317														$ 10,661
The Growth StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						The Growth StrengthTM Index
Accumulated Value	$ 10,000																						$ 10,682